Selling and Administrative Expenses	6 Months Ended
Jun. 30, 2026
Selling and Administrative Expenses [Abstract]
SELLING AND ADMINISTRATIVE EXPENSES

NOTE 20 – SELLING AND ADMINISTRATIVE EXPENSES

The Company incurred the following selling and administrative expenses during the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30,
	2026	2025
Professional fees	€565,594	€789,481
Shipping and handling expenses	213,999	166,318
Warehouse handling	53,731	35,930
Miscellaneous operating expenses	77,060	104,370
Marketing and advertising	36,276	135,780
Leases and royalties	39,220	38,643
Insurance premiums	223,136	115,928
Repair and conservation	1,281	12,599
Supplies	449	1,962
Banking and similar services	82	-
Other management expense	8,126	-
Depreciation of property and equipment	16,488	5,938
Amortization of intangible assets	238,552	48,762
Amortization of right-of-use assets	5,974	38,250
	€1,479,968	€1,493,962

During the six months ended June 30, 2026 and 2025, the Company incurred selling and administrative expenses of €1,479,968 and €1,493,962, of which €101,744 and €481,071 derived from related parties, respectively.